Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 13.7	$ 14.2
Accrued payroll and bonus	7.9	13.2
Other accrued expenses	43.4	40.6
Total	$ 65.0	$ 68.0